Revenue - Schedule of Major Customers (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Customer B [Member]
Schedule of Major Customers [Line Items]
Major customer	12.00%	38.00%
Customer C [Member]
Schedule of Major Customers [Line Items]
Major customer	70.00%	31.00%